Goodwill and Intangibles (Details 2) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangibles (Details 2)
Remainder of 2022	$ 2,070,460	$ 23,001,409
2023	8,253,599	15,663,355
2024	7,896,572	15,450,848
2025	7,801,531	15,344,561
2026	7,801,531	14,894,456
Thereafter	85,084,307	137,788,256
Total	$ 118,908,000	$ 222,142,885